John Deere Owner Trust 2016	EXHIBIT 99.3
Servicer’s Certificate

$229,000,000   Class A-1  0.64000%  Asset Backed Notes due March 15, 2017

$234,000,000   Class A-2  1.15%  Asset Backed Notes due October 15, 2018

$222,000,000   Class A-3  1.36%  Asset Backed Notes due April 15, 2020

$71,000,000     Class A-4  1.64%  Asset Backed Notes due January 17, 2023

$19,481,477     Asset Backed Certificates

Scheduled Payment Date (30/360)				15-May-18
Actual Payment Date (A/360)				15-May-18
Collection Period Begin Date				26-Mar-18
Collection Period End Date				29-Apr-18
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				29

(1)	Total Distribution Amount:			$16,857,034.46
	(a)	Total cash receipts during the month:		$15,506,607.27
	(b)	Administrative repurchases during the month:		$1,345,666.93
	(c)	Investment earnings on cash accounts:		$4,760.26
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$251,440.41
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$154,407.08
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$97,033.33
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$15,963,916.88
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i) Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$15,963,916.88
		(ii) % of Principal Distribution Amount applicable to Class A-3 Noteholders:	100.00%
		(iii) Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv) Class A-3 Noteholders’ Principal Distributable Amount:	$15,963,916.88

	(d)	(i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:		$16,215,357.29

(6)	Reserve Account balance:
	(a)	Beginning balance:	$7,754,815.00
	(b)	Amount of deposit from Collection Account to Reserve Account:	$450,740.40
		(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii) Amount of excess to Reserve Account from Collection Account:	$450,740.40
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$450,740.40
	(e)	Ending Balance (after giving effect to all distributions):	$7,754,815.00
	(f)	Specified Reserve Account Balance:	$7,754,815.00

(7)	Servicing Fee:		$190,836.77
	(a)	Amount of Servicing Fee earned:	$190,836.77
	(b)	Amount of Servicing Fee paid:	$190,836.77
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d)	Certificateholders’ Principal Distributable Amount:	$0.00

(12)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):		$450,740.40

(13)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$212,824,224.55

	(b)	Note Value as of the end of the related Collection Period:	$210,759,105.20

	(c)	Number of Accounts at the end of the related Collection Period:	8,900

(14)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii)	Class A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$120,277,628.15
		(ii)	Class A-3 Note Pool Factor:	0.5417911

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$71,000,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Certificates:	$19,481,477.00
		(ii)	Certificate Pool Factor:	1.0000000

(15)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,232,636.21
		(ii)	% of Pool Balance:	0.54%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(16)	(i)	Aggregate amount of net losses for the collection period:		$13,263.20
	(ii)	Cumulative amount of net losses:		$1,435,702.85
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		$0.00

(17)	(i)	Payoff Amount of Receivables 60 days or more past due as a% of the Pool Balance:		1.61%

(18)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:		9,402
	(b)	Number of loans at the end of the period:		8,900
	(c)	Weighted average remaining term on receivables:		20.82679115
	(d)	Prepayment amount - monthly:		($1,200,891.91)
	(e)	Prepayment amount - life-to-date:		$76,214,299.92
	(f)	Weighted average APR of the pool assets:		2.41%
	(g)	Pool Factor:		0.267701836

(19)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	1.61%
	(c)	Delinquency Trigger Occurred: Y/N	N